Financial Risks - Summary of Financial Assets that are Either Past Due or Impaired (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 867	€ 1,039
Financial assets impaired [member] | Share [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	38	30
Financial assets impaired [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	789	945
Financial assets impaired [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	36	58
Financial assets impaired [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	3	3
Financial assets impaired [member] | Other financial asset [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	2	4
Past due but not impaired assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	681	370
Past due but not impaired assets [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	412	101
Past due but not impaired assets [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	226	201
Past due but not impaired assets [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	36	43
Past due but not impaired assets [member] | Other financial asset [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		22
Past due but not impaired assets [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	8	2
Past due but not impaired assets [member] | 0 - 6 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	567	326
Past due but not impaired assets [member] | 0 - 6 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	369	70
Past due but not impaired assets [member] | 0 - 6 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	169	198
Past due but not impaired assets [member] | 0 - 6 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	24	35
Past due but not impaired assets [member] | 0 - 6 months [member] | Other financial asset [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets		22
Past due but not impaired assets [member] | 0 - 6 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	5	1
Past due but not impaired assets [member] | 6 - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	98	28
Past due but not impaired assets [member] | 6 - 12 months [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	34	21
Past due but not impaired assets [member] | 6 - 12 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	55	3
Past due but not impaired assets [member] | 6 - 12 months [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	8	4
Past due but not impaired assets [member] | 6 - 12 months [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1
Past due but not impaired assets [member] | Not later than 1 year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	16	16
Past due but not impaired assets [member] | Not later than 1 year [member] | Debt securities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	9	10
Past due but not impaired assets [member] | Not later than 1 year [member] | Mortgage loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	1
Past due but not impaired assets [member] | Not later than 1 year [member] | Other loans - held at amortized cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	5	€ 4
Past due but not impaired assets [member] | Not later than 1 year [member] | Accrued interest [member]
Disclosure of financial assets that are either past due or impaired [line items]
Impaired financial assets	€ 1